Investment Property (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Investment Property [Abstract]
Summary of Changes in Investment Property

The detail and changes in investment property during the years ended December 31, 2017 and 2016, are as follows:

	Investment Properties, Gross	Accumulated Depreciation, Amortization and Impairment	Investment Properties, Net
Investment Properties	ThCh$	ThCh$	ThCh$
Balance at January 1, 2016	8,938,662	(787,675)	8,150,987
Depreciation expense	—	(22,465)	(22,465)
Balance at December 31, 2016	8,938,662	(810,140)	8,128,522
Depreciation expense	—	(22,465)	(22,465)
Other increases (decreases)	250,715	—	250,715
Balance at December 31, 2017	9,189,377	(832,605)	8,356,772

Summary of Income and Expenses from Investment Properties

For the years ended December 31, 2017, 2016 and 2015, the detail of income and expenses from investment properties is as follows:

	For the years ended December 31,
	2017	2016	2015
Income and expense from investment properties	ThCh$	ThCh$	ThCh$
Rental income from investment properties	192,719	167,429	163,660
Income from the sale of investment properties (*)	—	—	1,800,933
Direct operating expense from investment properties generating rental income	(78,367)	(71,339)	(163,767)
Direct operating expense from investment properties not generating rental income (*)	—	—	(337,770)
Total	114,352	96,090	1,463,056

(*)	See Note 3.h.